February 16, 2007
Via Federal Express & Edgar
John Reynolds, Assistant Director
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549-0406

Re:	Santa Monica Media Corporation
Amendment No. 9 to Registration Statement on
Form S-1
File No. 333-128384
Dear Mr. Reynolds:
     On behalf of Santa Monica Media Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 9 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 8 to the Registration Statement filed with the Commission on October 11, 2006. The principal changes to the Registration Statement are as follows:
1.	Citigroup will be the sole book-running manager.

2.	The underwriters’ purchase option with respect to up to 625,000 Units has been eliminated, and we have included a revised registration fee chart reflecting this.

3.	The underwriters have agreed to defer an additional 1% of their underwriting discount (thus increasing the deferral to 3.5% of gross proceeds). As a result of the additional deferral and an adjustment in several of the expense items, the amount held in trust is now $97,550,000 ($111,950,000 if the over-allotment option is exercised) and the initial per share liquidation price is now $7.80.

4.	The percentage of shares which can block a business combination has been increased from 20% to 30%.

5.	The financial information is as of December 31, 2006, and we have included audited financials as of that date.

Mr. John Reynolds
February 16, 2007

6.	Certain dates have changed (e.g., for the exercise period of the warrants) to reflect the projected date of closing from 2006 to 2007.

7.	We are filing updated exhibits reflecting the foregoing and the expected date of closing.
     Please address any additional comments or questions to the undersigned at (310) 789-1290.

Sincerely,
/s/ David L. Ficksman
David L. Ficksman
of Troy & Gould

cc: Duc Dang